Other Operating Income	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Operating Income
10.	Other Operating Income

Other operating income is summarized as follows:

	Year ended December 31,
	2014	2013	2012
Sundry shipping income	$420	$411	$329
Other sundry income	90	—	13

	$510	$411	$342